Other assets - Narrative (Details)	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash and cash equivalents	$ 15,300,000	$ 14,300,000
Restricted cash, cash flow hedge	32,200,000	27,700,000
Restricted cash, major maintenance	$ 3,500,000	3,100,000
Restricted cash, number of vessels | vessel	4
Restricted cash, natural gas derivative assets	$ 4,700,000	$ 0